Loss Before Income Tax - Schedule of Other Gains and Losses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit Loss [Abstract]
Net foreign exchange (losses) gains	$ (135,413)	$ 95,894	$ (667,130)
Loss on disposal of property, plant and equipment	(74,195)		(31,298)
Loss on lease modification	(64,287)
Fair value changes of financial assets mandatorily classified as at FVTPL	(46,985)	60,004
Others	(6,678)	57,345	(263)
Other gains and losses	$ (327,558)	$ 213,243	$ (698,691)